Share Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	May 31, 2021 CNY (¥) shares	Apr. 30, 2021 shares	Mar. 31, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2023 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement weighted average contractual life of shares								3 years	3 years
Allocated share-based compensation expense								¥ 136,646,000	$ 19,246		¥ 235,876,000		¥ 315,362,000
Senior Management Awards Two Thousand Twenty [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense | ¥				¥ 197,200,000
Senior Management Awards Two Thousand Twenty One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares Received				2,601,000
Offshore Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement share options vested fair value								157,000,000	$ 22,100		49,500,000		31,400,000
Share-based compensation arrangement unrecognized sharebased compensation expense								178,800,000							$ 25,200
Weighted Average grant date fair value per option, Granted | $ / shares									$ 0.1	$ 0.13		$ 0.51
Share based compensation arrangement intrinsic value of options exercised								¥ 7,000,000	$ 1,000		¥ 4,000,000		¥ 0
Offshore Share Incentive Plan Two Thousand Nineteen Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized														71,001,793
Share based compensation arrangement number shares issued														71,001,793
Offshore Share Incentive Plan Two Thousand Twenty Plan Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized														11,786,197
Offshore Share Incentive Plan Two Thousand Twenty Plan Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number shares issued														23,096,715
Two Thousand And Twenty Share Incentive Plan Four [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							7,082,103
Two Thousand And Twenty One Share Incentive Plan One [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						854,608
Two Thousand And Twenty One Share Incentive Plan Five [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					14,862,751
Share Incentive Plan [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			147,315,628
A&R 2020 Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		40,181,400
A&R 2020 Share Incentive Plan [Member] | Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		30,808,793
Second A&R 2020 Share Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period	4 years
Share based compensation arrangement weighted average contractual life of shares	10 years							7 years 3 months 29 days	7 years 3 months 29 days		7 years 11 months 26 days
Share based compensation arrangement number share options authorized	363,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								86,624,310	86,624,310
Share based compensation arrangement number shares issued	40,544,715
Weighted Average grant date fair value per option, Granted | $ / shares									$ 0.0979
Share based compensation arrangement awards subscription rate | $ / shares	$ 0.05
Second A&R 2020 Share Incentive Plan [Member] | Glory Graze Holding Limited [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement number share options authorized	10,329,025
Second A&R 2020 Share Incentive Plan [Member] | Second Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage	50.00%
Second A&R 2020 Share Incentive Plan [Member] | Third Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage	25.00%
Second A&R 2020 Share Incentive Plan [Member] | Fourth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting rights percentage	25.00%
Second A&R 2020 Share Incentive Plan [Member] | Fifth Anniversary [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement awards, vesting period	5 years
Share based compensation arrangement awards, vesting rights percentage	25.00%